UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

110 Sixteenth Street, Suite 1400, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2008

Date of reporting period: 07/01/2007 - 06/30/2008

Item 1. Proxy Voting Record.

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote Yes or No	How Cast its Vote	Cast its Vote For or Against Management
Network Appliance, Inc.	NTAP 64120L104	09/19/2007	1. Directors Recommend.
2. Approve the company´s amended 1999 stock option plan (1999 plan) to: extend the term of the plan for a period.
3. Approve the company´s amended 1999 plan to increase the share reserve by an additional shares of common stock.
4. Approve an amendment to the company´s employee stock purchase plan.
5. To approve the company´s executive compensation plan.
			6. Ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Integrated Device Technology, Inc.	IDTI 458118106	09/20/2007	1. Directors Recommend.
2. Approval of the amendment to the company´s 1984 employee stock purchase plan.
3. Approval of the amendment to the company´s restated certificate of incorporation to remove the classified board structure.
4. Ratification of selection of PricewaterhouseCoopers LLP as the company´s independent accountants.
				Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Cardinal Health, Inc.	CAH 14149Y108	11/07/2007	1. Directors Recommend.
2. Proposal to ratify the selection of Ernst & Young LLP as the Company´s independent registered public accounting firm.
3. Proposal to approve amendments to the code of regulations to reduce the shareholder supermajority vote requirements
4. Proposal to adopt and approve the 2007 nonemployee directors equity incentive plan.
5. Shareholder proposal regarding an annual shareholder advisory vote on executive compensation.
			6. Shareholder proposal regarding performance-based stock options.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Cisco systems, Inc.	CSCO 17275R102	11/15/2007	1. Directors Recommend.
2. To approve the amendment and extension of the 2005 stock incentive plan.
3. To approve the executive incentive plan with respect to current and future covered employees and executive officers.
4. To Ratify the appointment of PricewaterhouseCoopers LLP as the company´s independent registered public accounting firm.
5. Proposal submitted by shareholders requesting the board to establish a board committee on human rights.
6. Proposal submitted by a shareholder requesting that the board establish a pay-for-superior-performance standard in the company´s executive compensation plan for senior executives.
7. Proposal submitted by shareholders requesting the board to adopt a policy,
			8. Proposal submitted by shareholders requesting the board to publish a report to shareholders.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Against Against Against Against	For For For For Against Against Against Against	For For For For Against Against Against Against
Fair Isaac Corp.	FIC 303250104	12/10/2007	1. Election of Directors. 2. To ratify the appointment of Deloitte & Touche LLP as the Company´s Independent auditors for the current fiscal year.	Issuer Issuer	Yes Yes	For For	For For
Oshkosh Truck Corporation	OSK 688239201	02/05/2008	1. Election of Directors.
2. Amend the restated articles of incorporation to change the name of the company to "Oshkosh Corporation".
3. Ratification of the appointment of Deloitte & Touche LLP, as independent auditors
			4. Shareholder Proposal - To redeem or bring to shareholder vote the company´s shareholder rights plan.	Issuer Issuer Issuer Issuer	Yes Yes Yes Against	For For For Against	For For For Against
Hewllet-Packard Co.	HPQ 428236103	03/19/2008	1. Election of Directors 2. To ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2008	Issuer Issuer	Yes Yes	For For	For For
Applied Material, Inc.	AMAT 38222105	03/11/2008	1. Election of Directors. 2. To ratify the appointment of KPMG LLP as applies materials´ independent registered public accounting firm for Fiscal year 2008	Issuer Issuer	Yes Yes	For For	For For
Texas Instruments Incorporated	TXN 882508104	04/17/2008	1. Election of Directors.
2. To ratify the appointment of Ernst & Young LLP as the Company´s independent registered public accounting firm for 2008.
			3. Stockholder proposal regarding qualifications for director nominees.	Issuer Issuer Issuer	Yes Yes Yes	For For Abstain	For For Abstain
AXA Financial	AXA 54536107	04/22/2008	1. Approval of the Co´s financial statements for 2007 - parent only.
2. Approval of the consolidated financial statements for 2007.
3. Earnings appropriation and declaration of a dividend of Euro 1.20 per share.
4. Approval of a special report on regulated agreement.
5. to 14. Re-appointment of several people to the supervisory board.
15. Authorization granted to the management board to purchase the company´s shares.
16. Authorization granted to the management board to allot free shares to employees and eligible corporate officers.
17. Authorization granted to the management board to allot stock purchase options to employees and eligible corporate officers.
18. Authorization granted to the management board to increase the company´s shares with a claim to the company´s share
19. Authorization granted to the management board to increase the company´s shares with waiver of the preferential subscription rights.
20. Authorization granted to the management board to reduce the shared capital through the cancellation of shares.
			21. Authorization to comply with all formal requirements in connection with this meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For Against For For For For For For For	For For For For Against For For For For For For For
Intel Corp.	INTC 458140100	05/21/2008	1. Election of Directors.
2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm.
			3. Stockholder proposal to amend the bylaws to establish a board committee on sustainability.	Issuer Issuer Issuer	Yes Yes Yes	For For Abstain	For For Abstain
Cleveland-Cliffs Inc.	CLF 185896107	05/13/2008	1. Election of Directors. 2. Ratification of appointment of Eloitte & Touche LLP as our independent registered public accounting firm.	Issuer Issuer	Yes Yes	For For	For For
Amgen Inc.	AMGN 31162100	05/07/2008	1. Election of Directors.
2. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accountants for fiscal year.
3A. Stockholder proposal #1 (simple majority vote).
			3B. Stockholder proposal #2(animal welfare).	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For Abstain Abstain	For For Abstain Abstain
EMC Corp.	EMC 268648102	05/21/2008	1. Election of Directors.
2. To ratify the selection by the audit committee of the board of directors of pricewaterhousecoopers LLP as EMC´s independent auditors for year 2008.
3. To approve an amendments to EMC´s articles of organization and bylaws to implement majority vote for directors.
			4. To approve an amendment to EMC´s articles of organization to implement simple majority vote.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
TERADYNE, INC.	TER 880770102	05/22/2008	1. Election of Directors. 2. To approve an amendment to the 2006 equity and cash compensation incentive plan. 3. To ratify the selection of Pricewaterhousecoopers LLP as independent auditors.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
CEPHALON, INC.	CEPH 156708109	05/22/2008	1. Election of Directors.
2. Approval of amendment to the 2004 equity compensation plan increasing the number of shares of common stock authorized for issuance.
			3. Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accountants.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
TIME WARNER INC.	TWX 887317105	05/16/2008	1. Election of Directors.
2. Company proposal to amend the company´s restated certificate of incorporation to eliminate the remaining super-majority vote requirements.
3. Company proposal to approve the amend and restated Time Warner Inc. annual bonus plan for executive officers.
4. Ratification of auditors.
			5. Stockholder proposal regarding separation of roles of chairman and CEO.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For Against	For For For For Against
Trimble Navagation Limited	TRMB 896239100	5/22/2008	1. Election of Directors.
2. To approve an amendment to the company´s employee stock purchase plan.
3. To ratify the appointment of Ernst & Young LLP as the independent auditor of the company for the current fiscal year.
			4. To transact such other business as may properly come before the meeting or any adjournments thereof.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Novellus Systems, Inc.	NVLS 670008101	05/13/2008	1. Election of Directors. 2. Proposal to ratify and approve the appointment of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2008.	Issuer Issuer	Yes Yes	For For	For For
United Health Group Incorporated	UNH 91324P102	06/05/2008	1A to 1H. Election of Directors.
2. Approval of the material terms for payment of executive incentive compensation.
3. Approval of the amendment to the United Health group 1993 employee stock purchase plan.
4. Ratification of Deloitte & Touche LLP as independent registered public accounting firm.
5. Shareholder proposal concerning advisory vote on executive compensation.
			6. Shareholder proposal concerning performance vesting shares.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For Abstain Abstain	For For For For Abstain Abstain

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Robert Brody
Robert Brody
President
Date: 08/15/2008